Note 6. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 256,499	$ 250,557	$ 250,557	$ 250,557
Total deferred tax assets	256,499	250,557	250,557	250,557
Less: valuation allowance	(256,499)	(250,557)	(250,557)	(250,557)
Net deferred tax asset	$ 0	$ 0	$ 0	$ 0